CONCENTRATIONS OF RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 1,405,736	$ 336,080
Percentage of revenues	54.00%	16.00%
Accounts Receivable	$ 32,427	$ 0
Customer A [Member]
Revenues	$ 901,643
Percentage of revenues	35.00%
Accounts Receivable	$ 32,427
Customer B [Member]
Revenues	$ 504,093
Percentage of revenues	19.00%
Accounts Receivable	$ 0
Customer C [Member]
Revenues		$ 336,080
Percentage of revenues		16.00%
Accounts Receivable		$ 0